May. 01, 2015

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC. (CSRIX)

Supplement dated October 30, 2015 to the

Summary Prospectus and Prospectus dated May 1, 2015

The "Fund Fees and Expenses" tables in the Summary Prospectus and Prospectus are hereby replaced in their entirety:

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.75%
Other Expenses	0.01%

Total Annual Fund Operating Expenses(1)	0.76%
Fee Waiver/Expense Reimbursement(1)	(0.01)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(1)	0.75%

(1)	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the "Advisor"), has contractually agreed to waive total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board, extraordinary expenses) so that total annual Fund operating expenses never exceed 0.75% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.